RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS (Details) $ in Millions	12 Months Ended
Dec. 29, 2019 USD ($)
Presentation of leases for lessee [abstract]
Expense relating to variable lease payments not included in measurement of lease liabilities	$ 57.5
Expense relating to short-term leases and leases of low-value assets for which recognition exemption has been used	3.4
Cash outflow for leases	16.6
Other inflows (outflows) of cash, classified as financing activities	$ 13.5